Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property and Equipment, net [Abstract]
Property and Equipment, net

Note 7 - Property and Equipment, net

The following table presents property and equipment as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Building	$433,448	$433,448
Building improvements	1,341,493	827,843
Land	2,367,443	2,367,443
Machinery and equipment	1,361,960	1,361,960
Computer and office equipment	64,702	64,702
Furniture and fixtures	226,802	226,802
Total property and equipment	5,795,848	5,282,198
Less: Accumulated depreciation	(1,376,285)	(1,311,685)
Total property and equipment, net	$4,419,563	$3,970,513

Construction-in-process	$505,307	$961,032

During the three months ended June 30, 2026 and 2025, depreciation expense related to property and equipment, net was $35,986 and $29,872, respectively. During the six months ended June 30, 2026 and 2025, depreciation expense was $64,600 and $52,967, respectively.

Note 3 - Property and Equipment, net

The following table presents property and equipment as of December 31, 2025 and 2024:

	2025	2024
Building	$433,448	$433,448
Building improvements	827,843	800,629
Land	2,367,443	75,000
Machinery and equipment	1,361,960	1,259,372
Computer and office equipment	64,702	64,702
Furniture and fixtures	226,802	68,066
Total property and equipment	5,282,198	2,701,217
Less: Accumulated depreciation	(1,311,685)	(1,196,640)
Total property and equipment, net	$3,970,513	$1,504,577

Construction-in-process	$961,032	$190,422

Depreciation expense related to property and equipment, net was $115,046 and $89,125 for the years ended December 31, 2025 and 2024, respectively.